Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Current
Federal
State					5,749	4,307
Total					5,749	4,307
Deferred
Federal					(2,843,866)	(3,543,673)
State					(281,625)	(362,722)
Total					(3,125,491)	(3,906,395)
Change in valuation allowance					3,315,776	3,906,395
Total income tax provision	$ 93,188	$ 5,000	$ 279,563	$ 5,000	$ 196,035	$ 4,307